Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Summary of Main Investments in Common Shares of Associates
As of December 31, 2025 and 2024, the investments in common shares of associates and joint ventures, which are accounted under the equity method, were as follows:

Associates	Activity	Country	%			2025	2024
Camcem, S.A. de C.V.	Cement	Mexico	40.1		$	470	393
Concrete Supply Co. LLC	Concrete	United States	40.0			117	111
Lehigh White Cement Company	Cement	United States	36.8			83	85
Couch Aggregates, LLC (note 5.1)	Aggregates	United States	—			—	55
Joint ventures
Société d’Exploitation de Carrières	Aggregates	France	50.0			26	23
Société Méridionale de Carrières	Aggregates	France	33.3			14	12
Other companies	—	—	—			82	74
					$	792	753
The breakdown is presented below:
Acquisition cost				$		334	388
Equity method recognition						458	365

Summary of Combined Condensed Statements of Financial Position
The combined condensed statements of financial position of associates and joint ventures as of December 31, 2025 and 2024 are set forth below:

		2025	2024
Current assets	$	1,818	1,755
Non-current assets		2,597	2,108
Total assets 1		4,415	3,863
Current liabilities		470	492
Non-current liabilities		1,076	859
Total liabilities 1		1,546	1,351
Total net assets	$	2,869	2,512

1
Out of the total assets in 2025 and 2024 of the table above, Camcem, S.A. de C.V. (“Camcem”), holding company of GCC, S.A.B. de C.V., represented 80% and 78%, respectively. In addition, out of total liabilities, Camcem represented 80% in 2025 and 79% in 2024.

Summary of Combined Selected Information of the Statements of Income
Combined selected information of the Income Statements of associates and joint ventures in 2025, 2024 and 2023 is set forth below:

	2025	2024	2023
Revenues	$2,550	2,098	2,410
Operating earnings	490	440	535
Income before income tax	377	320	394
Net income 1	240	211	268

1	Out of net income in the table above, caption that Cemex accounts under the equity method, Camcem represented 68% in 2025, 68% in 2024 and 59% in 2023.

Summary of Other Investments and Non-current Accounts Receivable
As of December 31, 2025 and 2024, consolidated other investments and non-current
accounts receivable were summarized as follows:

	2025	2024
Non-current accounts receivable	$189	191
Non-current portion of assets of derivative financial instruments (note 18.4)	10	60
Investments in strategic equity securities and other investments	13	5
	$212	256
Non-current
accounts receivable include, among other items, accounts receivable from equity investments and joint ventures, advances to suppliers of fixed assets, employee prepaid compensation, and warranty deposits.